1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

October 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	EP Income Company LLC

Ladies and Gentlemen:

EP Income Company LLC (the “Registrant”), a closed-end management investment company, electronically transmitted for filing the Registrant’s initial registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended (the “Registration Statement”). The Registrant is also filing a Notice of Registration on Form N-8A concurrently with such filing. Registration fees in the amount of $6,969.00 have been submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 202.261.3460 (or philip.hinkle@dechert.com) or Thomas Friedmann at 617.728.7120 (or thomas.friedmann@dechert.com).

Very truly yours,

/s/ Philip T. Hinkle